Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2024	2023

Government authorities	$77	$78
Prepaid expenses and others	1,018	908

	$1,095	$986